Warrant Liabilities (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Warrant Liabilities (Details) [Line Items]
Warrants outstanding	8,625,000
Warrant expire period	5 years	5 years
Warrant redemption description	Once the warrants become exercisable, the Company may call the warrants for redemption (except as described with respect to the Private Placement Warrants):• in whole and not in part;• at a price of $0.01 per warrant;• upon not less than 30 days’ prior written notice of redemption to each warrant holder; and• if, and only if, the reported closing price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending three business days before the Company sends to the notice of redemption to the warrant holders.	Once the warrants become exercisable, the Company may call the warrants for redemption (except as described with respect to the Private Placement Warrants):• in whole and not in part;• at a price of $0.01 per warrant;• upon not less than 30 days’ prior written notice of redemption to each warrant holder; and• if, and only if, the reported closing price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending three business days before the Company sends to the notice of redemption to the warrant holders.
Equity proceeds	60.00%	60.00%
Exercise price	$ 9.2	$ 9.2
Newly issued price percentage	115.00%	115.00%
Redemption trigger price	$ 18	$ 18
Market value, percentage	180.00%	180.00%
Warrant [Member]
Warrant Liabilities (Details) [Line Items]
Warrants outstanding		8,625,000
Private Placement Warrants [Member]
Warrant Liabilities (Details) [Line Items]
Warrants outstanding	5,200,000	5,200,000
Business Combination [Member]
Warrant Liabilities (Details) [Line Items]
Business combination price		$ 9.2
Business Combination [Member] | Class A Common Stock [Member]
Warrant Liabilities (Details) [Line Items]
Business combination price	$ 9.2